COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund

(the “Fund”)

Supplement dated March 21, 2011 to

the Fund’s prospectuses dated August 1, 2010 and September 27, 2010, as supplemented

Effective on March 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1. Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Columbia Intermediate Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares

Management fees(d)	0.49%		0.49%		0.49%

Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%

Other expenses	0.21	%(e)	0.21	%(e)	0.21	%(e)

Total annual Fund operating expenses	0.95%		1.70%		1.70%

Fee waivers and/or reimbursements	-0.11%		-0.11%		-0.11%

Total annual Fund operating expenses after the fee waivers and/or reimbursements(f)	0.84%		1.59%		1.59%

	Class I Shares		Class R Shares		Class W Shares

Management fees(d)	0.49%		0.49%		0.49%

Distribution and/or service (Rule 12b-1) fees	0.00%		0.50%		0.25%

Other expenses	0.04%		0.21	%(e)	0.21	%(e)

Total annual Fund operating expenses	0.53%		1.20%		0.95%

Fee waivers and/or reimbursements	-0.01%		-0.11%		-0.11%

Total annual Fund operating expenses after the fee waivers and/or reimbursements(f)	0.52%		1.09%		0.84%

1

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.84%, 1.59%, 1.59%, 0.52%, 1.09%, and 0.84% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class A Shares	$408	$607	$823	$1,444
Class B Shares
Assuming no redemption of shares	$162	$525	$913	$1,800
Assuming complete redemption of shares at the end of the period	$462	$725	$913	$1,800
Class C Shares
Assuming no redemption of shares	$162	$525	$913	$1,999
Assuming complete redemption of shares at the end of the period	$262	$525	$913	$1,999
Class I Shares	$53	$169	$295	$664
Class R Shares	$111	$370	$649	$1,445
Class W Shares	$86	$292	$515	$1,156

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Intermediate Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares

Management fees(a)	0.49%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses	0.21	%(b)

Total annual Fund operating expenses	0.70%

Fee waivers and/or reimbursements	-0.11%

Total annual Fund operating expenses after the fee waivers and/or reimbursements(c)	0.59%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.59% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class Z Shares	$60	$213	$379	$860

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2. Expense Reimbursement Arrangements.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.84%, 1.59%, 1.59%, 0.52%, 1.09% and 0.84% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 59% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

3. Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Intermediate Bond Fund - Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.84%	0.77	%(b)	$10,077.48	$407.96
2	10.25%	0.95%	4.86%		$10,485.62	$97.67
3	15.76%	0.95%	9.10%		$10,910.29	$101.63
4	21.55%	0.95%	13.52%		$11,352.16	$105.75
5	27.63%	0.95%	18.12%		$11,811.92	$110.03
6	34.01%	0.95%	22.90%		$12,290.30	$114.49
7	40.71%	0.95%	27.88%		$12,788.06	$119.12
8	47.75%	0.95%	33.06%		$13,305.98	$123.95
9	55.13%	0.95%	38.45%		$13,844.87	$128.97
10	62.89%	0.95%	44.06%		$14,405.59	$134.19

Total Gain After Fees and Expenses					$4,405.59
Total Annual Fees and Expenses Paid						$1,443.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Intermediate Bond Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.59%	3.41%	$10,341.00	$161.71
2	10.25%	1.70%	6.82%	$10,682.25	$178.70
3	15.76%	1.70%	10.35%	$11,034.76	$184.59
4	21.55%	1.70%	13.99%	$11,398.91	$190.69
5	27.63%	1.70%	17.75%	$11,775.07	$196.98
6	34.01%	1.70%	21.64%	$12,163.65	$203.48
7	40.71%	1.70%	25.65%	$12,565.05	$210.19
8	47.75%	1.70%	29.80%	$12,979.70	$217.13
9	55.13%	0.95%	35.05%	$13,505.38	$125.80
10	62.89%	0.95%	40.52%	$14,052.35	$130.90

Total Gain After Fees and Expenses				$4,052.35
Total Annual Fees and Expenses Paid					$1,800.17

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Intermediate Bond Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.59%	3.41%	$10,341.00	$161.71
2	10.25%	1.70%	6.82%	$10,682.25	$178.70
3	15.76%	1.70%	10.35%	$11,034.76	$184.59
4	21.55%	1.70%	13.99%	$11,398.91	$190.69
5	27.63%	1.70%	17.75%	$11,775.07	$196.98
6	34.01%	1.70%	21.64%	$12,163.65	$203.48
7	40.71%	1.70%	25.65%	$12,565.05	$210.19
8	47.75%	1.70%	29.80%	$12,979.70	$217.13
9	55.13%	1.70%	34.08%	$13,408.03	$224.30
10	62.89%	1.70%	38.50%	$13,850.49	$231.70

Total Gain After Fees and Expenses				$3,850.49
Total Annual Fees and Expenses Paid					$1,999.47

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Intermediate Bond Fund - Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.52%	4.48%	$10,448.00	$53.16
2	5.00%	0.53%	9.15%	$10,915.03	$56.61
3	5.00%	0.53%	14.03%	$11,402.93	$59.14
4	5.00%	0.53%	19.13%	$11,912.64	$61.79
5	5.00%	0.53%	24.45%	$12,445.14	$64.55
6	5.00%	0.53%	30.01%	$13,001.44	$67.43
7	5.00%	0.53%	35.83%	$13,582.60	$70.45
8	5.00%	0.53%	41.90%	$14,189.74	$73.60
9	5.00%	0.53%	48.24%	$14,824.02	$76.89
10	5.00%	0.53%	54.87%	$15,486.65	$80.32

Total Gain After Fees and Expenses				$5,486.65
Total Annual Fees and Expenses Paid					$663.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Intermediate Bond Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.09%	3.91%	$10,391.00	$111.13
2	10.25%	1.20%	7.86%	$10,785.86	$127.06
3	15.76%	1.20%	11.96%	$11,195.72	$131.89
4	21.55%	1.20%	16.21%	$11,621.16	$136.90
5	27.63%	1.20%	20.63%	$12,062.76	$142.10
6	34.01%	1.20%	25.21%	$12,521.14	$147.50
7	40.71%	1.20%	29.97%	$12,996.94	$153.11
8	47.75%	1.20%	34.91%	$13,490.82	$158.93
9	55.13%	1.20%	40.03%	$14,003.47	$164.97
10	62.89%	1.20%	45.36%	$14,535.60	$171.23

Total Gain After Fees and Expenses				$4,535.60
Total Annual Fees and Expenses Paid					$1,444.82

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Intermediate Bond Fund - Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.84%	4.16%	$10,416.00	$85.75
2	10.25%	0.95%	8.38%	$10,837.85	$100.96
3	15.76%	0.95%	12.77%	$11,276.78	$105.04
4	21.55%	0.95%	17.33%	$11,733.49	$109.30
5	27.63%	0.95%	22.09%	$12,208.70	$113.73
6	34.01%	0.95%	27.03%	$12,703.15	$118.33
7	40.71%	0.95%	32.81%	$13,217.63	$123.12
8	47.75%	0.95%	37.53%	$13,752.94	$128.11
9	55.13%	0.95%	43.10%	$14,309.93	$133.30
10	62.89%	0.95%	48.89%	$14,889.48	$138.70

Total Gain After Fees and Expenses				$4,889.48
Total Annual Fees and Expenses Paid					$1,156.34

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Intermediate Bond Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.59%	4.41%	$10,441.00	$60.30
2	10.25%	0.70%	8.90%	$10,889.96	$74.66
3	15.76%	0.70%	13.58%	$11,358.23	$77.87
4	21.55%	0.70%	18.74%	$11,846.63	$81.22
5	27.63%	0.70%	23.56%	$12,356.04	$84.71
6	34.01%	0.70%	28.87%	$12,887.35	$88.35
7	40.71%	0.70%	34.42%	$13,441.51	$92.15
8	47.75%	0.70%	40.19%	$14,019.49	$96.11
9	55.13%	0.70%	46.22%	$14,622.33	$100.25
10	62.89%	0.70%	52.51%	$15,251.09	$104.56

Total Gain After Fees and Expenses				$5,251.09
Total Annual Fees and Expenses Paid					$860.18

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1186-1 A (3/11)

COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Investor Fund

(the “Fund”)

Supplement dated March 21, 2011 to the

Fund’s prospectuses dated January 1, 2011, as supplemented

Effective on March 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1. Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Columbia Strategic Investor Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares

Management fees(d)	0.75%		0.75%		0.75%

Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%

Other expenses	0.33	%(e)	0.33	%(e)	0.33	%(e)

Total annual Fund operating expenses	1.33%		2.08%		2.08%

Fee waivers and/or expense reimbursement(f)	-0.07%		-0.07%		-0.07%

Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	1.26%		2.01%		2.01%

	Class I Shares		Class R Shares		Class W Shares

Management fees(d)	0.75%		0.75%		0.75%

Distribution and/or service (Rule 12b-1) fees	0.00%		0.50%		0.25%

Other expenses	0.10%		0.33	%(e)	0.33	%(e)

Total annual Fund operating expenses	0.85%		1.58%		1.33%

Fee waivers and/or expense reimbursement(f)	-0.02%		-0.07%		-0.07%

Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	0.83%		1.51%		1.26%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through December 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes,

1

acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.26%, 2.01%, 2.01%, 0.83%, 1.51% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class A Shares	$696	$966	$1,256	$2,079
Class B Shares	$204	$645	$1,112	$2,213
Assuming no redemption of shares
Assuming complete redemption of shares at the end of the period	$704	$945	$1,312	$2,213
Class C Shares	$204	$645	$1,112	$2,405
Assuming no redemption of shares
Assuming complete redemption of shares at the end of the period	$304	$645	$1,112	$2,405
Class I Shares	$85	$269	$469	$1,047
Class R Shares	$154	$492	$854	$1,872
Class W Shares	$128	$415	$722	$1,595

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Y shares entitled “Columbia Strategic Investor Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares

Management fees(a)	0.75%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses	0.10%

Total annual Fund operating expenses	0.85%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

Example

	1 Year	3 Years	5 Years	10 Years

Class Y Shares	$87	$271	$471	$1,049

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Strategic Investor Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares

Management fees(a)	0.75%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses	0.33	%(b)

Total annual Fund operating expenses	1.08%

Fee waivers and/or expense reimbursement(c)	-0.07%

Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	1.01%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through December 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.01% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class Z Shares	$103	$337	$589	$1,311

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2. Expense Reimbursement Arrangement.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through December 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.26%, 2.01%, 2.01%, 0.83%, 1.51% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

•

The section of the Fund’s prospectus offering Class Y shares entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through December 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.01% of the Fund’s average daily net assets attributable to Class Y shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

The Adviser and certain of its affiliates have voluntarily agreed to waive fees or reimburse expenses, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.83% of the Fund’s average daily net assets attributable to Class Y shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through December 31, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.01% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

3. Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R and Class W shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Strategic Investor Fund - Class A Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.26%	-2.23	%(b)	$9,777.50	$695.98
2	10.25%	1.33%	1.36%		$10,136.33	$132.43
3	15.76%	1.33%	5.08%		$10,508.33	$137.29
4	21.55%	1.33%	8.94%		$10,893.99	$142.33
5	27.63%	1.33%	12.94%		$11,293.80	$147.55
6	34.01%	1.33%	17.08%		$11,708.28	$152.96
7	40.71%	1.33%	21.38%		$12,137.97	$158.58
8	47.75%	1.33%	25.83%		$12,583.44	$164.40
9	55.13%	1.33%	30.45%		$13,045.25	$170.43
10	62.89%	1.33%	35.24%		$13,524.01	$176.69

Total Gain After Fees and Expenses					$3,524.01
Total Annual Fees and Expenses Paid						$2,078.64

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Strategic Investor Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.08%	6.00%	$10,599.73	$217.35
3	15.76%	2.08%	9.09%	$10,909.24	$223.69
4	21.55%	2.08%	12.28%	$11,227.79	$230.23
5	27.63%	2.08%	15.56%	$11,555.64	$236.95
6	34.01%	2.08%	18.93%	$11,893.07	$243.87
7	40.71%	2.08%	22.40%	$12,240.35	$250.99
8	47.75%	2.08%	25.98%	$12,597.76	$258.32
9	55.13%	1.33%	30.60%	$13,060.10	$170.62
10	62.89%	1.33%	35.39%	$13,539.41	$176.89

Total Gain After Fees and Expenses				$3,539.41
Total Annual Fees and Expenses Paid					$2,212.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class C Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.08%	6.00%	$10,599.73	$217.35
3	15.76%	2.08%	9.09%	$10,909.24	$223.69
4	21.55%	2.08%	12.28%	$11,227.79	$230.23
5	27.63%	2.08%	15.56%	$11,555.64	$236.95
6	34.01%	2.08%	18.93%	$11,893.07	$243.87
7	40.71%	2.08%	22.40%	$12,240.35	$250.99
8	47.75%	2.08%	25.98%	$12,597.76	$258.32
9	55.13%	2.08%	29.66%	$12,965.62	$265.86
10	62.89%	2.08%	33.44%	$13,344.22	$273.62

Total Gain After Fees and Expenses				$3,344.22
Total Annual Fees and Expenses Paid					$2,404.88

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.83%	4.17%	$10,417.00	$84.73
2	10.25%	0.85%	8.49%	$10,849.31	$90.38
3	15.76%	0.85%	13.00%	$11,299.55	$94.13
4	21.55%	0.85%	17.68%	$11,768.48	$98.04
5	27.63%	0.85%	22.57%	$12,256.88	$102.11
6	34.01%	0.85%	27.66%	$12,765.54	$106.35
7	40.71%	0.85%	32.95%	$13,295.31	$110.76
8	47.75%	0.85%	38.47%	$13,847.06	$115.36
9	55.13%	0.85%	44.22%	$14,421.71	$120.14
10	62.89%	0.85%	50.20%	$15,020.21	$125.13

Total Gain After Fees and Expenses				$5,020.21
Total Annual Fees and Expenses Paid					$1,047.13

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class R Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.51%	3.49%	$10,349.00	$153.63
2	10.25%	1.58%	7.03%	$10,702.94	$166.31
3	15.76%	1.58%	10.69%	$11,068.98	$172.00
4	21.55%	1.58%	14.48%	$11,447.54	$177.88
5	27.63%	1.58%	18.39%	$11,839.04	$183.96
6	34.01%	1.58%	22.44%	$12,243.94	$190.26
7	40.71%	1.58%	26.63%	$12,662.68	$196.76
8	47.75%	1.58%	30.96%	$13,095.74	$203.49
9	55.13%	1.58%	35.44%	$13,543.62	$210.45
10	62.89%	1.58%	40.07%	$14,006.81	$217.65

Total Gain After Fees and Expenses				$4,006.81
Total Annual Fees and Expenses Paid					$1,872.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.26%	3.74%	$10,374.00	$128.36
2	10.25%	1.33%	7.55%	$10,754.73	$140.51
3	15.76%	1.33%	11.49%	$11,149.42	$145.66
4	21.55%	1.33%	15.59%	$11,558.61	$151.01
5	27.63%	1.33%	19.83%	$11,982.81	$156.55
6	34.01%	1.33%	24.23%	$12,422.58	$162.30
7	40.71%	1.33%	28.78%	$12,878.49	$168.25
8	47.75%	1.33%	33.51%	$13,351.13	$174.43
9	55.13%	1.33%	38.41%	$13,841.11	$180.83
10	62.89%	1.33%	43.49%	$14,349.08	$187.46

Total Gain After Fees and Expenses				$4,349.08
Total Annual Fees and Expenses Paid					$1,595.36

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Y shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Strategic Investor Fund - Class Y Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.85%	4.15%	$10,415.00	$86.76
2	10.25%	0.85%	8.47%	$10,847.22	$90.36
3	15.76%	0.85%	12.97%	$11,297.38	$94.11
4	21.55%	0.85%	17.66%	$11,766.22	$98.02
5	27.63%	0.85%	22.55%	$12,254.52	$102.09
6	34.01%	0.85%	27.63%	$12,763.08	$106.32
7	40.71%	0.85%	32.93%	$13,292.75	$110.74
8	47.75%	0.85%	38.44%	$13,844.40	$115.33
9	55.13%	0.85%	44.19%	$14,418.94	$120.12
10	62.89%	0.85%	50.17%	$15,017.33	$125.10

Total Gain After Fees and Expenses				$5,017.33
Total Annual Fees and Expenses Paid					$1,048.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Strategic Investor Fund - Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.08%	8.07%	$10,806.64	$114.51
3	15.76%	1.08%	12.30%	$11,230.26	$119.00
4	21.55%	1.08%	16.70%	$11,670.49	$123.66
5	27.63%	1.08%	21.28%	$12,127.97	$128.51
6	34.01%	1.08%	26.03%	$12,603.39	$133.55
7	40.71%	1.08%	30.97%	$13,097.44	$138.78
8	47.75%	1.08%	36.11%	$13,610.86	$144.22
9	55.13%	1.08%	41.44%	$14,144.40	$149.88
10	62.89%	1.08%	46.99%	$14,698.87	$155.75

Total Gain After Fees and Expenses				$4,698.87
Total Annual Fees and Expenses Paid					$1,310.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1381-2 A (3/11)